EPS	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EPS

Note 10. EPS

The computation of basic and diluted net loss per share for the three and six months ended June 30, 2026 is as follows (In thousands, except for share and per share data):

For the three months ended June 30, 2026
Numerator:
Net loss	$(65,047)
Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	89,394,753
Net loss per common stock, basic and diluted	$(0.73)

For the six months ended June 30, 2026
Numerator:
Net loss	$(172,806)
Denominator:
Weighted average number of shares of common stock outstanding, basic and diluted	86,164,488
Net loss per common stock, basic and diluted	$(2.01)

As of June 30, 2026, the following potentially dilutive securities were excluded from the computation of diluted net loss per share because their inclusion would have been anti-dilutive:

For the three months ended
June 30, 2026
Warrants	12,852,500
RSUs (See Note 11)	14,342,256
Convertible Notes	7,659,240
Total	34,853,996

The computation of basic and dilutive net income per common unit for the period from June 10, 2025 (inception) through June 30, 2025 is as follows (In thousands, except for share):

For the Period
from June 10,2025 through
June 30, 2025
Basic EPS
Numerator:
Net Income	$24,618

Denominator:
Weighted average number of shares of common stock outstanding-basic	3,809,524
Net income per common stock, basic	$6.46

Diluted EPS
Numerator:
Net Income	$24,618
Less: change in fair value of conversion feature	$(10,330)
Net Income, diluted	$14,288
Denominator:
Weighted average number of shares of common stock outstanding-basic	3,809,524
Add: Preferred Units	24,595,238
Weighted average number of shares of common stock outstanding-diluted	28,404,762
Net income per common stock, diluted	$0.50